Financial Liabilities at Fair Value Through Profit or Loss - Summary of Financial Liabilities At Fair Value Through Profit Or Loss (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)		Jan. 01, 2023 KRW (₩)	[1]
Disclosure of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	₩ 10,720,231	$ 7,253,888	₩ 10,920,435	[1]	₩ 12,271,604
Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	2,717,732		2,953,472
Securities sold
Disclosure of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	2,558,520		2,860,034
Others
Disclosure of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	159,212		93,438
Financial liabilities designated at fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	8,002,499		7,966,963
Derivative linked securities
Disclosure of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	₩ 8,002,499		₩ 7,966,963

[1]	From January 1, 2023, we adopted IFRS No.17 ‘Insurance Contracts’, which replaced IFRS No.4 ‘Insurance Contracts’. We have restated 2022 comparative date.